Subsequent Event (Details) (Subsequent Event [Member], USD $)	3 Months Ended
Mar. 31, 2013 Unit
Subsequent Event [Member]
Subsequent Events (Textual)
Per unit price of common stock and warrants	$ 25,000
Maximum proceeds from sale of units	$ 2,500,000
Unit description	Each unit consists of (1) 100,000 shares of common stock and, (2) warrants to purchase 100,000 shares of common stock.
Number of common stock consists in one unit	100,000
Common shares issuable through warrants	100,000
Exercise price of warrant	$ 0.50
Warrant expiry period	5 years
Number of units sold	12
Proceeds from sale of units	$ 300,000